Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	$ 642,612	$ 610,902
Allowance for credit losses	5,626	7,639
Net	636,986	603,263
Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	437,327	399,952
United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	43,432	43,949
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	31,722	31,213
Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	19,408	22,118
Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	44,961	46,860
Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	12,002	10,892
Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	53,760	55,918
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	319,678	284,684
Allowance for credit losses	802	884
Net	318,876	283,800
Residential mortgages [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	280,169	245,044
Residential mortgages [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	9,826	9,160
Residential mortgages [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,894	2,935
Residential mortgages [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	17,176	17,231
Residential mortgages [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,222	2,114
Residential mortgages [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	7,391	8,200
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	91,540	93,758
Allowance for credit losses	2,341	3,155
Net	89,199	90,603
Loans to consumers [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	73,592	73,919
Loans to consumers [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,137	823
Loans to consumers [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,454	3,038
Loans to consumers [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	4,536	4,773
Loans to consumers [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	4,680	5,187
Loans to consumers [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,967	2,201
Loans to consumers [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	3,174	3,817
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	218,944	217,663
Allowance for credit losses	1,272	1,714
Net	217,672	215,949
Business and government [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	77,353	74,590
Business and government [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	42,295	43,126
Business and government [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	18,902	18,356
Business and government [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	11,511	12,587
Business and government [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	20,806	22,135
Business and government [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	6,205	4,654
Business and government [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	41,872	42,215
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	4,456	5,053
Allowance for credit losses	1,655	1,957
Net	2,801	3,096
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,090	1,127
Allowance for credit losses	446	487
Net	644	640
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	24	116
Allowance for credit losses	4	4
Net	20	112
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	758	570
Allowance for credit losses	269	222
Net	489	348
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	699	824
Allowance for credit losses	350	498
Net	349	326
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	512	775
Allowance for credit losses	180	233
Net	332	542
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	418	459
Allowance for credit losses	88	102
Net	330	357
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	955	1,182
Allowance for credit losses	318	411
Net	637	771
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,331	1,490
Allowance for credit losses	374	392
Net	957	1,098
Financial instruments credit-impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	833	1,032
Allowance for credit losses	626	820
Net	207	212
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,292	2,531
Allowance for credit losses	655	745
Net	$ 1,637	$ 1,786